Schedule of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		$ 2,087,730		$ 1,898,296
Reclassification	[1]	(31,851)
Additions		510,166	[2]	340,707
Disposals and write-offs		(10,435)		(2,676)
Depreciation		(177,029)		(167,679)
Impairment of non-current assets		(83,539)		(159,045)
Foreign exchange effects		(23,757)	[3]	(243,809)
Remeasurement of asset retirement obligation		5,879		14,874
Balance at the beginning of the year		2,087,730		1,898,296
Transfers				(4,649)
Reclassification				(2,117)
Dam and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		454,603		538,659
Additions	[2]	12
Disposals and write-offs		(567)		(240)
Depreciation		(56,493)		(48,938)
Impairment of non-current assets		(15,963)		(45,188)
Foreign exchange effects		57,393	[3]	(60,934)
Balance at the beginning of the year		438,985		454,603
Transfers				71,244
Machinery equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		626,194		752,554
Additions	[2]	671		3,315
Disposals and write-offs		(7,663)		(1,732)
Depreciation		(110,895)		(110,515)
Impairment of non-current assets		(23,188)		(26,521)
Foreign exchange effects		82,252	[3]	(78,038)
Balance at the beginning of the year		567,371		626,194
Transfers				88,047
Reclassification				(916)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		527,532		535,092
Additions	[2]	507,907		336,457
Disposals and write-offs		(454)		(662)
Impairment of non-current assets		(40,278)		(57,621)
Foreign exchange effects		(182,612)	[3]	(83,982)
Balance at the beginning of the year		812,095		527,532
Transfers				(201,752)
Transfer		748
Additions		19,614		2,023
Transfer to inventories		23,009
Asset retirement obligation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		86,812		104,659
Depreciation		(6,436)		(6,096)
Impairment of non-current assets		(2,452)		(13,804)
Foreign exchange effects			[3]	(12,821)
Remeasurement of asset retirement obligation		5,879		14,874
Balance at the beginning of the year		83,803		86,812
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		183,624		168,108
Reclassification	[1]	(31,851)
Depreciation		(2,062)		(869)
Impairment of non-current assets		(1,027)		(15,805)
Foreign exchange effects		16,553	[3]	(3,852)
Balance at the beginning of the year		165,237		183,624
Transfers				36,042
Transfer		31,851
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		19,531		23,618
Additions		1,576	[2]	935
Disposals and write-offs		(1,751)		(42)
Depreciation		(1,143)		(1,261)
Impairment of non-current assets		(631)		(106)
Foreign exchange effects		2,657	[3]	(4,182)
Balance at the beginning of the year		20,239		19,531
Transfers				1,770
Reclassification				(1,201)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		4,520,321		4,527,613
Balance at the beginning of the year		4,656,087		4,520,321
Gross carrying amount [member] | Dam and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		1,022,432		1,050,632
Balance at the beginning of the year		1,054,413		1,022,432
Gross carrying amount [member] | Machinery equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		2,360,426		2,419,034
Balance at the beginning of the year		2,330,748		2,360,426
Gross carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		596,675		549,903
Balance at the beginning of the year		874,776		596,675
Gross carrying amount [member] | Asset retirement obligation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		211,650		201,892
Balance at the beginning of the year		202,242		211,650
Gross carrying amount [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		292,322		261,117
Balance at the beginning of the year		158,642		292,322
Gross carrying amount [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		36,816		45,035
Balance at the beginning of the year		35,266		36,816
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		(2,622,025)		(2,404,923)
Balance at the beginning of the year		(2,568,357)		(2,622,025)
Accumulated depreciation, amortisation and impairment [member] | Dam and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		(567,829)		(511,973)
Balance at the beginning of the year		(615,428)		(567,829)
Accumulated depreciation, amortisation and impairment [member] | Machinery equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		(1,734,232)		(1,666,480)
Balance at the beginning of the year		(1,763,377)		(1,734,232)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		(69,143)		(14,811)
Balance at the beginning of the year		(62,681)		(69,143)
Accumulated depreciation, amortisation and impairment [member] | Asset retirement obligation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		(124,838)		(97,233)
Balance at the beginning of the year		(118,439)		(124,838)
Accumulated depreciation, amortisation and impairment [member] | Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		(108,698)		(93,009)
Balance at the beginning of the year		6,595		(108,698)
Accumulated depreciation, amortisation and impairment [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at the end of the year		(17,285)		(21,417)
Balance at the beginning of the year		$ (15,027)		$ (17,285)

[1]	Reclassification of USD 31,851 from Mining projects to Intangible assets (Rights to use natural resources), as explained in note 22 (a).
[2]	Additions include capitalized borrowing costs on Assets and projects under construction in the amount of USD 19,614 for the year ended on December 31, 2021 (December 31, 2020: USD 2,023).
[3]	Amount includes: (i) a transfer from Assets and projects under construction to Inventories (raw materials) of USD 23,009 related to the ore pile costs that were incurred during Aripuanã´s commissioning phase and which should already be included in the Company's inventory; and, (ii) USD 748 thousand related to other intangibles.